COMMON STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Common Stock Options Tables
Common stock option activity
	Options Outstanding	Weighted Average Exercise Price
Outstanding at December 31, 2013	4,536,928	$0.68
Options granted	220,000	$0.51
Options forfeited	(112,500)	$0.50
Options exercised	-	$-
Outstanding at December 31, 2014	4,644,428	$0.68

Common stock options outstanding and exercisable

	Options Outstanding	Weighted Average Exercise Price
Outstanding at December 31, 2014	4,644,428	$0.68
Options granted	125,000	$0.53
Options forfeited	(15,000)	$0.13
Options exercised	-	$-
Outstanding at September 30, 2015	4,754,428	$0.67

	Options Exercisable	Weighted Average Exercise Price per Share
Exercisable at December 31, 2014	3,781,096	$0.68
Exercisable at September 30, 2015	4,312,762	$0.68

	Options Exercisable	Weighted Average Exercise Price per Share
Exercisable at December 31, 2013	2,786,928	$0.69
Exercisable at December 31, 2014	3,781,096	$0.68